Lease obligations (Details 3)	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term - operating leases	16 months	27 months
Weighted-average discount rate - operating leases	5.00%	5.00%
ZHEJIANG TIANLAN
Weighted-average remaining lease term - finance leases	0 years	1 year
Weighted-average discount rate - finance leases	5.90%	5.90%